SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 202,058	$ 227,954	$ 873,740	$ 890,886	$ 1,123,072	$ 1,217,459
Revenue Transferred Over Time [Member]
IfrsStatementLineItems [Line Items]
Revenue					909,323	1,008,834
Revenue Transferred at Point in Time [Member]
IfrsStatementLineItems [Line Items]
Revenue					$ 213,749	$ 208,625
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			672,178	678,067
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 201,562	$ 212,819